GOODWILL AND OTHER INTANGIBLES - Other Intangible Assets and Related Accumulated Amortization (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	$ 2,207	$ 2,199
Other intangible assets subject to amortization, accumulated amortization	1,720	1,684
Other intangible assets subject to amortization, net	487	515
Other intangible assets not subject to amortization	273	273
Total other intangible assets, gross	2,480	2,472
Total other intangible assets, net	760	788
Dealer networks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	318	320
Other intangible assets subject to amortization, accumulated amortization	217	207
Other intangible assets subject to amortization, net	$ 101	113
Other intangible assets subject to amortization, weighted average life	15 years
Patents, concessions and licenses and other
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	$ 1,889	1,879
Other intangible assets subject to amortization, accumulated amortization	1,503	1,477
Other intangible assets subject to amortization, net	$ 386	$ 402
Patents, concessions and licenses and other | Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	5 years
Patents, concessions and licenses and other | Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	25 years